Fair Value Measurements - Fair Value Option (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value	[1]	$ 582	$ 0
Aggregate contractual principal	[1]	10,967	$ 11,482
Mortgage loans, at fair value under the fair value option
Fair Value, Option, Quantitative Disclosures [Line Items]
Aggregate contractual principal		$ 591

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.